Parent Company Only	12 Months Ended
Dec. 31, 2012
Parent Company Only [Abstract]
Parent Company Only
(18) Parent Company Only

The following statements pertain to TrustCo Bank Corp NY (Parent Company):

Statements of Income

(dollars in thousands)	Years Ended December 31,
Income:	2012	2011	2010

Dividends and interest from subsidiaries	$24,475	19,635	14,128
Net gain on securities transactions	-	45	-
Income from other investments	-	1	3
Total income	24,475	19,681	14,131
Expense:
Operating supplies	105	86	81
Professional services	296	362	599
Miscellaneous expense	737	555	329
Total expense	1,138	1,003	1,009
Income before income taxes and subsidiaries' undistributed earnings	23,337	18,678	13,122
Income tax benefit	(364)	(174)	(343)
Income before subsidiaries' undistributed earnings	23,701	18,852	13,465
Equity in undistributed earnings of subsidiaries	13,833	14,235	15,856
Net income	$37,534	33,087	29,321

Statements of Condition
(dollars in thousands)	December 31,
Assets:	2012	2011
Cash in subsidiary bank	$12,950	10,663
Investments in subsidiaries	351,704	333,822
Securities available for sale	10	10
Other assets	178	269
Total assets	364,842	344,764
Liabilities and shareholders' equity:
Accrued expenses and other liabilities	6,044	6,248
Total liabilities	6,044	6,248
Shareholders' equity	358,798	338,516
Total liabilities and shareholders' equity	$364,842	344,764

Statements of Cash Flows

	Years Ended December 31,
	2012	2011	2010
Increase/(decrease) in cash and cash equivalents:
Cash flows from operating activities:
Net income	$37,534	33,087	29,321
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(13,833)	(14,235)	(15,856)
Stock based compensation expense	405	287	176
Net gain on securities transactions	-	(45)	-
Net change in other assets and accrued expenses	(158)	(232)	(310)
Total adjustments	(13,586)	(14,225)	(15,990)
Net cash provided by operating activities	23,948	18,862	13,331
Cash flows from investing activities:
Proceeds from sale of securities available for sale	-	372	-
Investment in bank subsidiary	-	(67,000)	-
Purchases of securities available for sale	-	(68)	-
Net cash provided by investing activities	-	(66,696)	-
Cash flows from financing activities:
Dividends paid	(24,574)	(21,320)	(19,447)
Net proceeds from common stock offering	-	67,578	-
Proceeds from sales of treasury stock	2,913	2,900	2,833

Net cash used in financing activities	(21,661)	49,158	(16,614)

Net (decrease) increase in cash and cash equivalents	2,287	1,324	(3,283)

Cash and cash equivalents at beginning of year	10,663	9,339	12,622

Cash and cash equivalents at end of year	$12,950	10,663	9,339